Staff numbers and costs (Tables)	12 Months Ended
Mar. 31, 2023
Staff numbers and costs
Schedule of average weekly number of staff, including executive director

	Year ended
	March 31,
	2023	2022	2021
Flight and cabin crew	18,432	15,289	13,806
Sales, operations, management and administration	2,365	1,958	1,896
Average	20,797	17,247	15,702

Schedule of aggregate payroll costs

The aggregate payroll costs of these persons were as follows:	Year ended
	March 31,
	2023	2022	2021
	€M	€M	€M
Staff and related costs	1,085.4	641.1	438.4
Social welfare costs	80.8	32.5	25.0
Other pension costs (a)	9.0	7.9	5.2
Share based payments (b)	16.2	8.6	3.6
	1,191.4	690.1	472.2

(a)	Costs in respect of defined-contribution benefit plans and other pension arrangements were €9m in 2023 (2022: €8m; 2021: €5m).

(b)	In the year ended March 31, 2023 the charge in the income statement of €16m for share based compensation comprises a charge for the fair value of various share options granted in prior periods and conditional shares granted under LTIP 2019 in fiscal year 2023, which are being recognized in the income statement in accordance with services rendered.

Staff costs capitalized into assets (and therefore excluded from the table above) during the fiscal year 2023 amounted to €36m (2022: €28m; 2021: €30m).